ACCOUNTS RECEIVABLE - Schedule of Accounts Receivable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable:
Gross	¥ 34,634	¥ 69,301
Unearned interest	(217)	(17,243)
Total accounts receivable	34,417	52,058
Less: allowance for doubtful accounts	2,251
Accounts receivable, net	¥ 32,166	¥ 52,058